          Bancroft Convertible Fund

                  [logo]

            2000 Annual Report
            October 31, 2000

Bancroft Convertible Fund, Inc. operates as a closed-end, diversified management investment company and invests primarily in convertible securities, with the objectives of providing income and the potential for capital appreciation -- which objectives the Company considers to be relatively equal, over the long-term, due to the nature of the securities in which it invests.

                   Highlights

Performance through 10/31/00 with dividends reinvested

                                             10 Months  1 Year    5 Years    10 Years
                                             ---------  ------    -------    --------
Bancroft market value * .................... 14.15%     20.63%    102.20%    357.94%
Bancroft net asset value + .................  6.36      13.62     102.36     310.96
Closed-end convertible fund average + ......  5.77      14.11      77.28     297.92
S&P 500 * .................................. (1.81)      6.08     166.56     489.80
Russell 2000 * ............................. (0.42)     17.61      80.03     318.82++
Lehman Aggregate Bond Total Return Index + .  7.83       7.30      35.94     115.51


Performance data represent past results and do not reflect future performance.

*  From Bloomberg L.P. pricing service.
+  From Lipper, Inc. Closed-End Fund Performance Analysis,
       dated October 31, 2000.
++ Simple appreciation of index.
--------------------------------------------------------------------------

Quarterly History of NAV and Market Price

              Net Asset Values    Market Prices (AMEX, symbol BCV)
Qtr. Ended  High    Low    Close      High    Low    Close
---------- ------  ------  ------    ------  ------  ------
Jan. 00    $28.72  $24.91  $26.04    $23.69  $19.88  $20.81
Apr. 00     28.84   25.72   27.42     22.44   20.00   21.00
Jul. 00     29.01   25.93   27.48     22.63   20.00   22.63
Oct. 00     29.37   26.36   27.09     24.63   21.63   22.63

--------------------------------------------------------------------------

Dividend Distributions (12 Months)

Record    Payment             Capital           * Corporate
 Date      Date      Income    Gains    Total     Deduction
--------  --------   ------   -------   ------  -----------
11/24/99  12/28/99   $0.183   $2.897    $3.080      21%
 3/16/00   3/30/00    0.200     ---      0.200      23
 6/15/00   6/29/00    0.210     ---      0.210      23
 9/14/00   9/28/00    0.210     ---      0.210      23
                     ------   -------   ------
                     $0.803   $2.897    $3.700
                     ======   =======   ======

* Percentage of each ordinary income distribution qualifying for the dividend received tax deduction by corporate shareholders.

TO OUR SHAREHOLDERS

At this time last year the stock market was exploding upward as massive amounts of money flowed into stocks that appeared to many to be riding the information superhighway wave. In our letter to shareholders in the 1999 Annual Report, we indicated that we thought that there were signs of a "frothy top". It is clear in retrospect that many stocks were bid up too high by the substantial amount of money flowing into them and that the market has since made substantial progress in correcting some of the unsustainable prices of the time.

We believe that a portion of the stock market's volatility is due to monetary policy. It is likely that the liquidity made available to the economy by the Federal Reserve Bank in order to cope with or prevent Y2K problems caused the inflation of stock prices and that the subsequent draining of liquidity caused the deflation of stock prices.

The Chairman of the Federal Reserve Bank, Alan Greenspan, has indicated that the signs of inflation are receding. This implies that the monetary authorities are unlikely to continue draining liquidity from the economy. If this is so, the stage is being set for the end of the Bear market that the U.S. equity markets have been in since March. Further, interest rates are now likely to fall, which helps both the bond and stock markets.

With the flow of money in to the financial markets and the productivity gains created by the improvements in the availability of information and technology, there are substantial reasons to be optimistic about the financial markets for 2001. We are also optimistic about the overall economy as well.

In its November 30, 2000 edition of its "Quicktake Report", Morningstar* continued to rate Bancroft's performance at four-stars (above average). Shareholders who wish a copy of this report or the most recent report issued by Standard and Poor's on the Fund should contact us. You can also view the Morningstar report on their website, morningstar.com.**

At its November meeting the Board of Directors declared a dividend totaling $3.515 per share consisting of 41.9 cents per share from undistributed net investment income, $1.80 per share from realized short-term capital gains, and $1.296 per share from long-term capital gains realized in fiscal year 2000. This dividend is payable on December 28, 2000 to shareholders of record November 23, 2000.

The 2001 annual meeting of shareholders will be held on February 12, 2001 at our offices in Morristown, NJ. Particulars will be included in the proxy statement. All shareholders are welcome and we hope to see you there.

Thomas H. Dinsmore
Chairman of the Board

December 11, 2000

  * Morningstar is a mutual fund analysis and statistical reporting service that reports on and rates most mutual funds.
** Morningstar is solely responsible for the content of its site.

See Important Factors Regarding Forward-Looking Statements on page 13 of this report.

Largest Investment Holdings by underlying common stock

Principal
 Amount                                                                      Value       % Total
or Shares                                                                   (Note 1)    Net Assets
----------                                                                 -----------  ----------
3,000,000  Telecom Corp. of New Zealand................................... $ 2,891,250     2.6%
            The principal supplier of telecommunications in New Zealand.
            (exchangeable from Bell Atlantic Financial Services, Inc.
            5.75% due 2003)

   30,000  MetLife, Inc...................................................   2,634,375     2.4
            Provides insurance and financial services to a range of
            individual and institutional customers.
            (exchangeable from MetLife Capital Trust I 8% equity
            security units)

2,000,000  Cable and Wireless Communications plc..........................   2,235,000     2.0
            An integrated telecommunications company which operates
            throughout the United Kingdom, providing television
            and Internet services.
            (exchangeable from Bell Atlantic Financial Services, Inc.
            4.25% due 2005)

2,150,000  American Express Company.......................................   2,201,063     2.0
            Through its subsidiaries, provides travel-related, financial advisory, and international banking services around the world.
            (exchangeable from Exchangeable Certificate Corp. 0.625%
            due 2005)

           Time Warner, Inc...............................................   2,087,500     1.9
2,000,000   A media company with operations in entertainment, cable
            networks and publishing.
            (exchangeable from Merrill Lynch & Co., Inc. 0.25%
            due 2006)

   50,000  The Coastal Corp...............................................   2,068,750     1.9
            Gathers, markets, processes, stores and transmits gas, as well as refines, markets and distributes petroleum and chemicals.
            The company is also involved in oil and gas exploration and production, coal mining and power.

   25,000  ACE Limited....................................................   2,018,750     1.8
            The holding company for the ACE Group of Companies, a
            property and casualty insurance business.

2,250,000  Costco Wholesale Corp..........................................   1,987,031     1.8
            Operates wholesale membership warehouses in the United
            States, Taiwan, Canada, Korea, Japan, and the United
            Kingdom.

2,000,000  General Electric Corp..........................................   1,980,000     1.8
            Develops and manufactures products for the utilization of      -----------  ----------
            electricity. GE also offers financial services through GE
            Capital Services, Inc. and owns the National Broadcasting
            Company.
            (exchangeable from CS First Boston, Inc. 2% due 2010 and
            Exchangeable Certificate Corp. 1.25% due 2004)

           Total.......................................................... $20,103,719    18.2%
                                                                           ===========  ==========


Major Industry Exposure
                              % Total
                             Net Assets
                             ----------
Telecommunications..........   14.48%
Energy......................   14.47
Technology..................   14.06
Financial & Insurance.......   10.02
Health Care & Drugs.........    8.02
Entertainment...............    6.69
Banking.....................    6.54
Cable.......................    4.89
Capital Goods...............    3.78
Retail......................    3.52
                             ----------
Total.......................   86.47%


Major Portfolio Changes by underlying common stock
Three Months Ended October 31, 2000
                                                             Principal
                                                              Amount
                                                             or Shares
                                                             ---------
ADDITIONS
Analog Devices, Inc......................................... 1,000,000
Brocade Communications Corp.
 (exchangeable from The Goldman Sachs Group, Inc.)..........       448
Calpine Corp. (exchangeable from Calpine Capital Trust III).    17,500
Charter Communications, Inc................................. 1,000,000
The Chase Manhattan Corp.
 (exchangeable from JMH Finance, Ltd.)...................... 1,000,000
Covad Communications Group, Inc............................. 1,250,000
Level 3 Communications, Inc.................................   980,000
Online Resources & Communications Corp...................... 1,000,000
QUALCOMM, Inc. (exchangeable from First Union National Bank) 1,000,000
Telecom Italia S.p.A.
 (exchangeable from Tecnost International, N.V.)............ 1,500,000
United Parcel Service, Inc.................................. 1,000,000


REDUCTIONS
Clear Channel Communications, Inc........................... 1,000,000
GIN Internet Index.......................................... 1,000,000
Interim Services, Inc........................................ 1,500,000
Juniper Networks, Inc....................................... 1,000,000
Level 3 Communications, Inc................................. 1,500,000
Merck & Co. and Pfizer, Inc.
 (exchangeable from Bear Stearns Cos., Inc.)................ 2,000,000
Merrill Lynch & Co., Inc. technology basket................. 1,500,000
Motorola, Inc. (exchangeable from CS First Boston, Inc.)....   800,000
NTL, Inc.................................................... 1,000,000
Siebel Systems, Inc.........................................   200,000
TXU Corp....................................................    20,000

Portfolio of Investments October 31, 2000

  Principal
   Amount                                                                                    Identified    Value
  or Shares                                                                                     Cost      (Note 1)
 ----------                                                                                  ----------  ----------
                ADVERTISING - 2.7%
 $1,500,000     Interpublic Group Cos., Inc. 1.87% 2006 cv. sub. deb. 144A (Baa1)........... $1,335,652  $1,425,000
  1,000,000     Young & Rubicam, Inc. 3% 2005 cv. sub. notes 144A (Baa3)....................  1,015,000   1,011,250
    600,000     Interpublic Group Cos., Inc. 1.87% 2006 cv. sub. deb. 144A (Baa1)...........    624,000     606,750
                                                                                             ----------  ----------
                                                                                              2,974,652   3,043,000
                                                                                             ----------  ----------
                AEROSPACE - 0.4%
    705,000     SPACEHAB, Inc. 8% 2007 cv. sub. notes 144A (NR).............................    706,450     493,500
                                                                                             ----------  ----------
                BANKING - 6.5%
     50,000 shs CNB Capital Trust I 6% SPuRS (A1)
                (exch. for Fifth Third Bancorp common stock)................................  1,253,063   1,762,500
  1,000,000     Deutsche Bank Financial, Inc. 1.25% 2007 medium-term exch. notes (Aa3)
                (exch. for CitiGroup, Inc. common stock)....................................  1,018,667   1,101,250
  1,000,000     JMH Finance, Ltd. 4.75% 2007 guaranteed bonds 144A
                (exch. for The Chase Manhattan Corp. common stock)..........................  1,043,750   1,012,500
     40,000 shs National Australia Bank Ltd. 7.875% exch. capital units (A1)................  1,038,700   1,005,000
     25,000 shs Sovereign Capital Trust II 7.50% PIERS (B1)
                (exch. for Sovereign Bancorp, Inc. common stock)............................  1,250,000   1,321,875
     35,000 shs WBK Trust 10% STRYPES * (NR)
                (exch. for Westpac Banking Corp., Ltd. common stock)........................    928,997   1,082,813
                                                                                             ----------  ----------
                                                                                              6,533,177   7,285,938
                                                                                             ----------  ----------
                CABLE - 4.9%
  2,000,000     Bell Atlantic Financial Services, Inc. 4.25% 2005 euro. cv. sub. deb. (A1)
                (exch. for the cash equiv. of Cable & Wireless Communications plc
                common stock)...............................................................  2,289,033   2,235,000
  1,000,000     Charter Communications, Inc. 5.75% 2005 sr. cv. notes 144A (NR).............  1,000,000   1,077,500
     20,000 shs Cox Communications, Inc. 7% FELINE PRIDES * (Baa2)..........................  1,000,000   1,157,500
     29,000 shs UnitedGlobalCom dep. shs. representing 7% series D sr. cum. cv. pfd. (Caa)..  1,666,125     973,313
                                                                                             ----------  ----------
                                                                                              5,955,158   5,443,313
                                                                                             ----------  ----------
                CAPITAL GOODS - 3.8%
  1,050,000     Advanced Energy Industries, Inc. 5.25% 2006 cv. sub. notes (NR).............  1,066,500     754,031
  1,500,000     CS First Boston, Inc. 2% 2010 sr. medium-term exch. notes 144A (A1)
                (exch. for General Electric Corp. common stock).............................  1,533,613   1,432,500
    500,000     Exchangeable Certificate Corp. 1.25% 2004 sr. medium-term exch. notes 144A
                (AAA)(exch. for General Electric Corp. common stock)........................    487,511     547,500
     15,000 shs Hanover Compressor Capital Trust 7.25% cv. pfd. TIDES 144A (B1)
                (conv. into Hanover Compressor Company common stock)........................    750,000   1,477,500
                                                                                             ----------  ----------
                                                                                              3,837,624   4,211,531
                                                                                             ----------  ----------
                DATA-PROCESSING SERVICES - 2.4%
  1,750,000     National Data Corp. 5% 2003 cv. sub. notes (Ba3)............................  1,746,875   1,637,344
  1,000,000     Online Resources & Communications Corp. 8% 2005 cv. sub. notes 144A (NR)....  1,000,000   1,005,000
                                                                                             ----------  ----------
                                                                                              2,746,875   2,642,344
                                                                                             ----------  ----------
                ENERGY - 14.5%
     24,000 shs AES Trust VII $3 trust cv. pfd. securities 144A (Ba3)
                (conv. into AES Corp. common stock).........................................  1,276,500   1,696,500
     40,800 shs Apache Corp. $2.015 dep. shs. representing ACES pfd. * (Baa2)...............  1,354,341   1,938,000
     17,500 shs Calpine Capital Trust III 5% HIGH TIDES 144A (Ba2)
                (exch. for Calpine Corp. common stock)......................................    998,681     980,000
     50,000 shs The Coastal Corp. 6.625% FELINE PRIDES * (Baa2).............................  1,212,409   2,068,750
    500,000     Devon Energy Corp. 4.90% 2008 cv. sub. deb. (Baa1)
                (conv. into Chevron Corp. common stock).....................................    495,000     470,625
  1,000,000     Devon Energy Corp. 4.95% 2008 cv. sub. deb. (Baa1)
                (conv. into Chevron Corp. common stock).....................................    995,000     943,750

Portfolio of Investments October 31, 2000 (continued)

  Principal
   Amount                                                                                     Identified    Value
  or Shares                                                                                      Cost      (Note 1)
 ----------                                                                                  ----------  ----------
 $1,450,000     Diamond Offshore Drilling, Inc. 3.75% 2007 cv. sub. notes (Baa1)............ $1,489,875  $1,467,219
     10,000 shs Dominion Resources, Inc. 9.50% PIES * (Baa1)................................    500,000     588,125
     50,000     Enron Corp. 7% 2002 exch. notes * (Baa1)
                (conv. into EOG Resources, Inc. common stock)...............................  1,101,940   1,746,875
  1,000,000     Exchangeable Certificate Corp. 2% 2005 medium-term exch. notes 144A (AAA)
                (exch. for Exxon Mobil Corp. common stock)..................................    956,761   1,011,250
    750,000     Kerr-McGee Corp. 5.25% 2010 cv. sub. deb. (Baa2)............................    750,938     930,000
    500,000     Kerr-McGee Corp. 7.50% 2014 cv. sub. deb. (Baa2)............................    476,250     488,750
     30,000     Kerr-McGee Corp. 5.50% 2004 DECS * (Baa1)
                (exch. for Devon Energy Corp. common stock).................................    995,625   1,368,750
    500,000     Loews Corp. 3.125% 2007 cv. sub. deb. (A2)
                (conv. into Diamond Offshore Drilling, Inc. common stock)...................    428,125     413,125
                                                                                             ----------  ----------
                                                                                              13,031,44  16,111,719
                                                                                             ----------  ----------
                ENTERTAINMENT - 8.0%
  1,750,000     America Online, Inc. 0% 2019 cv. sub. deb. (Ba3)............................    992,815     892,500
  1,500,000     Clear Channel Communications, Inc. 2.625% 2003 sr. cv. notes (Baa3).........  1,783,863   1,670,625
  2,000,000     Deutsche Bank Financial, Inc. 1% 2007 sr. medium-term exch. notes (Aa3)
                (exch. for the cash value of Thw Walt Disney Corp. common stock)............  2,102,550   1,950,000
  1,000,000     EchoStar Comm. Corp. 4.875% 2007 cv. sub. notes 144A (Caa2).................  1,000,000   1,170,625
  1,000,000     Imax Corp. 5.75% 2003 cv. sub. notes 144A (B1)..............................  1,000,000     458,750
  2,000,000     Merrill Lynch & Co., Inc. 0.25% 2006 series B medium-term notes (Aa3)
                (exch. for Time Warner, Inc. common stock)..................................  2,000,000   2,087,500
      1,000 shs Radio One Inc. 6.50% HIGH TIDES 144A (Caa)..................................  1,000,000     695,000
                                                                                             ----------  ----------
                                                                                              9,879,228   8,925,000
                                                                                             ----------  ----------
                FINANCIAL & INSURANCE - 10.0%
     25,000 shs ACE Limited 8.25% FELINE PRIDES * (A2)......................................  1,250,000   2,018,750
     15,974 shs American General Corp. common stock.........................................    658,439   1,285,907
  1,500,000     American International Group 0.50% 2007 cv. notes (AAA).....................  1,500,000   1,721,250
  2,150,000     Exchangeable Certificate Corp. 0.625% 2005 medium-term exch. notes 144A
                (AAA)(exch. for American Express Co. common stock)..........................  2,007,347   2,201,063
     30,000     MetLife Capital Trust I 8% equity security units * (A1)
                (exch. for MetLife, Inc. common stock)......................................  1,494,199   2,634,375
    925,000     Penn Treaty American Corp. 6.25% 2003 cv. sub. notes 144A(BB+)..............    954,875     772,375
    625,000     Penn Treaty American Corp. 6.25% 2003 cv. sub. notes (BB+)..................    605,938     521,875
                                                                                             ----------  ----------
                                                                                              8,470,798  11,155,595
                                                                                             ----------  ----------
                HEALTH CARE & DRUGS - 6.7%
    815,000     Allergan 0% LYON 144A (Baa1)................................................    502,154     521,600
  2,000,000     Elan Finance Corp. 0% 2018 LYON 144A (Baa3)
                (exch. for ADRs representing Elan Corp., plc common stock)..................  1,121,755   1,570,000
    800,000     Human Genome Sciences, Inc. 3.75% 2007 cv. sub. notes (NR)..................    684,000     790,000
    250,000     Inhale Therapeutic System, Inc. 3.50% 2007 cv. sub. notes 144A (NR).........    250,000     280,625
    500,000     Ivax Corp. 5.50% 2007 cv. senior sub. notes 144A (NR).......................    500,000     689,375
  1,000,000     Merrill Lynch & Co., Inc. 2% 2005 medium-term notes (Aa3)
                (exch. for Johnson & Johnson common stock)..................................  1,013,450     985,000
    625,000     Roche Holdings, Inc. 0% 2015 LYON 144A (NR)
                (exch. for Genentech, Inc. common stock)....................................    424,505     558,594
  1,000,000     Sepracor, Inc. 7% 2005 cv. notes 144A (CCC+)................................  1,000,000   1,243,750
    250,000     Sepracor, Inc. 7% 2005 cv. notes (CCC+).....................................    228,750     310,938
    500,000     Teva Pharmaceutical Finance, LLC 1.50% 2005 cv. sr. deb. 144A
                (BBB-)(exch. for ADRs representing Teva Pharmaceutical
                Industries, Ltd. common stock)..............................................    500,369     497,500
                                                                                             ----------  ----------
                                                                                              6,224,983   7,447,382
                                                                                             ----------  ----------


Portfolio of Investments October 31, 2000 (continued)

  Principal
   Amount                                                                                     Identified    Value
  or Shares                                                                                      Cost      (Note 1)
 ----------                                                                                  ----------  ----------
                MULTI-INDUSTRY - 1.7%
 $2,000,000     Lehman Brothers Holdings, Inc. 0% 2003 BASES notes (A3)(based on the value of the performance of the 10 Uncommon values Index)......................... $2,053,708  $1,890,000
                                                                                             ----------  ----------
                RETAIL - 3.5%
  1,000,000     Costco Wholesale Corp. 0% 2017 cv. sub. notes 144A (A3).....................    570,247     883,125
  1,250,000     Costco Wholesale Corp. 0% 2017 cv. sub. notes (A3)..........................  1,031,998   1,103,906
     32,500 shs Dollar General Trust 8.50% STRYPES * (NR)
                (conv. into Dollar General Corp. common stock)..............................  1,065,732     881,563
     12,300 shs Estee Lauder Trust $5.40 TRACES II * (NR)
                (conv. into Estee Lauder Companies, Inc. common stock)......................  1,001,136   1,049,344
                                                                                             ----------  ----------
                                                                                              3,669,113   3,917,938
                                                                                             ----------  ----------
                TECHNOLOGY - 14.1%
  1,100,000     Affiliated Computer Services 4% 2005 cv. sub. notes 144A (Baa3).............  1,278,595   1,564,750
  1,000,000     Analog Devices, Inc. 4.75% 2005 cv. sub. notes 144A (NR)....................  1,000,000     945,625
  1,000,000     CS First Boston, Inc. 2% 2010 medium-term exch. notes (A1)
                (exch. for Cisco Systems, Inc. common stock)................................  1,032,428   1,035,000
  1,500,000     CS First Boston, Inc. 1% 2006 medium-term exch. notes (A1)
                (exch. for Microsoft Corp. common stock)....................................  1,592,991   1,290,000
  1,100,000     Cypress Semiconductor Corp. 3.75% 2005 cv. sub. deb. (B1)...................  1,103,375     977,625
  1,000,000     Exchangeable Certificate Corp. 0.25% 2005 medium-term exch. notes 144A
                (AAA)(exch. for Intel Corp. common stock)...................................    916,368     833,750
    750,000     Exodus Comm., Inc. 4.75% 2008 cv. sub. notes 144A (NR)......................    750,000     854,531
  1,000,000     The Goldman Sachs Group, Inc. 0.25% 2007 medium-term notes (A1)
                (exch. for EMC common stock)................................................  1,000,000   1,258,390
  2,000,000     Hewlett-Packard Co. 0% 2017 LYON (Aa3)......................................  1,183,552   1,403,750
  1,000,000     LSI Logic Corp. 4% 2005 cv. sub. notes (B1).................................  1,118,295     841,250
    500,000     Rational Software Corp. 5% 2007 cv. sub. notes 144A (NR)....................    500,000     914,063
  1,250,000     Sci Systems, Inc. 3% 2007 cv. sub. notes (Ba1)..............................  1,268,730   1,289,063
  1,000,000     Solectron Corp. 0% 2019 LYON (Baa3).........................................    694,024     711,875
  1,200,000     STMicroelectronics, N.V. 0% 2009 LYON (Baa1)................................  1,002,898   1,734,000
                                                                                             ----------  ----------
                                                                                             14,441,256  15,653,672
                                                                                             ----------  ----------
                TELECOMMUNICATIONS - 14.5%
    750,000     American Tower Corp. 5% 2010 cv. sub. deb. 144A (NR)........................    750,000     745,313
  4,000,000     Anixter International, Inc. 0% 2020 LYON 144A (Ba3).........................  1,054,407   1,030,000
  3,000,000     Bell Atlantic Financial Services, Inc. 5.75% 2003 cv. sub. deb. 144A (A1)
                (exch. for the cash equiv. of telecom Corp. of New Zealand common stock)....  3,182,069   2,891,250
  1,250,000     Covad Comm. Group, Inc. 6% 2005 sr. cv. notes 144A (B3).....................  1,250,000     610,938
     15,000 shs Crown Castle International Corp. 6.25% 2012 cv. pfd. (Caa)..................    750,000     737,813
  1,000,000     Exchangeable Certificate Corp. 0.25% 2006 medium-term exch. notes 144A
                (AAA)(exch. for specific telephone and cable common stocks**)...............  1,000,000     972,500
  1,000,000     First Union National Bank 7% 2002 equity-linked series B notes (AA3)
                (linked to the value of QUALCOMM, Inc. common stock)........................  1,000,000   1,045,000
        448     The Goldman Sachs Group, Inc. 8% 2002 YES notes (A1)
                (exch. for Brocade Communications Corp. common stock).......................    999,488   1,008,692
    980,000     Level 3 Communications, Inc. 6% 2009 cv. sub. notes (Caa1)..................    944,475     917,525
  1,000,000     Liberty Media Corp. 3.75% 2030 sr. exch. deb. 144A (Baa3)
                (exch. for Sprint Corporation PCS common stock).............................  1,000,000     828,750
     25,000     MediaOne Group, Inc. 7% 2002 PIES * (A3)
                (exch. for ADRs representing Vodafone AirTouch plc common stock)............  1,106,500   1,021,875
  1,750,000     Nextel Communications, Inc. 5.25% 2010 cv. sr. notes 144A (B1)..............  1,756,250   1,491,875
  1,500,000     Tecnost International, N.V. 1% 2005 ADBs 144A (Baa2)
                (exch. for ADRs representing Telecom Italia S.p.A. common stock)............  1,332,225   1,314,452
    700,000     Tekelec 3.25% 2004 cv. sub. discount notes 144A (NR)........................    609,338   1,508,938
                                                                                             ----------  ----------
                                                                                             16,734,752  16,124,921
                                                                                             ----------  ----------

Portfolio of Investments October 31, 2000 (continued)



  Principal                                                                                   Identified    Value
   Amount                                                                                        Cost      (Note 1)
 ----------                                                                                 ------------ ------------
                TRANSPORTATION - 1.0%
 $1,000,000     United Parcel Service, Inc. 1.75% 2007 cash-settled cv. sr. notes (AAA)....  $ 1,000,000 $  1,030,000
                                                                                            ------------ ------------
                U.S. TREASURY NOTES - 0.0%
     17,000     4.875% 3/31/01 + ..........................................................      16,971        16,894
                                                                                            ------------ ------------
                CORPORATE SHORT-TERM NOTES - 7.2%
                American Express Credit Corp. (P1)
  8,000,000     (6.46% - 6.63% maturing 11/1/00)...........................................    7,994,715    7,994,715
                                                                                            ------------ ------------


                Total Convertible Bonds and Notes - 74.3%.................................    79,322,067   79,615,486
                Total Convertible Preferred Stocks - 19.3%................................    18,295,684   21,434,346
                Total Common Stocks - 1.2%................................................       658,439    1,285,907
                Total Corporate Short-Term Notes - 7.2%...................................     7,994,715    7,994,715
                                                                                            ------------ ------------
                Total Investments - 101.9%................................................  $106,270,905  113,447,462
                                                                                            ============ ------------

                Other assets and liabilities, net - (1.9)%................................                 (2,111,911)
                                                                                                         ------------
                Total Net Assets - 100.0%.................................................               $111,335,551
                                                                                                         ============

*   See Note 1(e).
**  Ticker symbols: CSCO, CMCSK, TWX, IBM, LMGa and WCOM.
+   Collateral for a letter of credit.

ACES                Automatically Convertible Equity Securities.
ADBs                American Depositary Bonds.
ADRs                American Depositary Receipts.
BASES               Basket Adjusting Structured Equity Securities.
DECS                Debt Exchangeable for Common Stock.
FELINE              Family of Equity-Linked Income Securities.
HIGH TIDES          Remarketable Term Income Deferrable Equity Securities.
LYON                Liquid Yield Option Note.
PIERS               Preferred Income Equity Redeemable Securities.
PIES                Premium Income Exchangeable Securities.
PRIDES              Preferred Redeemable Increased Dividend Equity Securities.
SPuRS               Shared Preference Redeemable Securities.
STRYPES             Structured Yield Product Exchangeable for Stock.
TIDES               Term Income Deferrable Equity Securities.
TRACES              Trust Automatic Common Exchange Securities.
YES                 Yield-Enhanced Securities


Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's, a division of McGraw-Hill Companies, Inc., have been obtained from sources believed reliable but have not been audited by PricewaterhouseCoopers LLP.


The cost of investments for federal income tax purposes is $106,270,905 resulting in gross unrealized appreciation and depreciation of $13,141,980 and $5,965,423, respectively, or net unrealized appreciation of $7,176,557 on a tax cost basis.


           See accompanying notes to financial statements.

Statement of Assets and Liabilities
                                                                October 31, 2000
                                                                ----------------

Assets:
        Investments at value (cost $106,270,905) Note 1)....... $113,447,462
        Cash...................................................       99,807
        Dividends and interest receivable......................      645,962
        Other assets...........................................       21,232
                                                                ------------
        Total assets...........................................  114,214,463
                                                                ------------
Liabilities:
        Payable for securities purchased.......................    2,830,435
        Accrued management fee (Note 2)........................        9,603
        Accrued expenses.......................................       38,874
                                                                ------------
        Total liabilities......................................    2,878,912
                                                                ------------
Net Assets..................................................... $111,335,551
                                                                ============
Net assets consist of:
        Undistributed net investment income....................    1,692,419
        Undistributed net realized gain from investment
          transactions.........................................   12,725,308
        Unrealized appreciation on investments.................    7,176,557
        Capital shares (Note 3)................................       41,093
        Additional paid-in capital.............................   91,288,288
        Treasury stock (Note 3)................................   (1,588,114)
                                                                ------------
Net Assets..................................................... $111,335,551
                                                                ============
Net asset value per share ($111,335,551 / 4,109,292
  outstanding shares).......................................... $      27.09
                                                                ============

Statement of Operations
For the Year Ended October 31, 2000
Investment Income (Note 1):
        Interest............................................... $ 4,017,596
        Dividends..............................................   1,482,294
                                                                -----------
        Total Income...........................................   5,499,890
                                                                -----------
Expenses (Note 2):
        Management fee.........................................     817,341
        Custodian..............................................      40,616
        Transfer agent.........................................      49,071
        Professional fees......................................      71,897
        Directors'fees.........................................      92,500
        Reports to shareholders................................      33,181
        Treasurer's office.....................................      25,000
        Other..................................................     110,414
                                                                -----------
        Total Expenses.........................................   1,240,020
                                                                -----------
Net Investment Income..........................................   4,259,870
                                                                -----------
Realized and Unrealized Gain on Investments:
        Net realized gain from investment transactions.........  12,738,109
        Net decrease in unrealized appreciation of investments.  (1,551,756)
                                                                -----------
        Net gain on investments................................  11,186,353
                                                                -----------
        Net Increase in Net Assets Resulting from Operations... $15,446,223
                                                                ===========

            See accompanying notes to financial statements.

Statement of Changes in Net Assets
For the Years Ended October 31, 2000 and 1999
                                                                     2000          1999
                                                                ------------  ------------

Increase in net assets from operations:
  Net investment income.......................................  $  4,259,870  $  2,964,542
  Net realized gain from investment transactions..............    12,738,109    10,993,709
  Net change in unrealized appreciation of investments........    (1,551,756)    2,228,213
                                                                ------------  ------------
   Net increase in net assets resulting from operations.......    15,446,223    16,186,464
                                                                ------------  ------------
Dividends to shareholders from:
  Net investment income.......................................    (3,249,653)   (2,912,846)
  Net realized gain on investments............................   (10,993,470)  (10,224,306)
                                                                ------------  ------------
    Total dividends...........................................   (14,243,123)  (13,137,152)
                                                                ------------  ------------
Capital share transactions (Note 3):
  Value of shares issued on reinvestment of distributions.....     7,930,327     7,308,248
  Cost of shares repurchased..................................    (1,588,689)       ---
                                                                ------------  ------------
    Change in net assets resulting from capital share
     transactions.............................................     6,341,638     7,308,248
                                                                ------------  ------------
Increase in net assets........................................     7,544,738    10,357,560

Net assets at beginning of year...............................   103,790,813    93,433,253
                                                                ------------  ------------
Net assets at end of year (including undistributed net
 investment income of $1,692,419 and $682,203, respectively)..  $111,335,551  $103,790,813
                                                                ============  ============

Financial Highlights
Selected data for a share of common stock outstanding:
                                                           Years Ended October 31,
                                                 ------------------------------------------
Net asset value, beginning of year               $27.35   $26.89   $30.48   $28.23   $24.84
                                                 ------   ------   ------   ------   ------
Net investment income                              1.04     0.78     0.87     0.94     0.96
Net realized and unrealized gain (loss)            2.29     3.40    (0.01)    4.55     4.19
                                                 ------   ------   ------   ------   ------
  Total from investment operations                 3.33     4.18     0.86     5.49     5.15
Less Distributions:
Dividends from net investment income              (0.80)   (0.78)   (0.88)   (0.93)   (1.11)
Distributions from realized gains                 (2.90)   (2.94)   (3.57)   (2.31)   (0.65)
                                                 ------   ------   ------   ------   ------
  Total distributions                             (3.70)   (3.72)   (4.45)   (3.24)   (1.76)
Capital share repurchases                          0.11      --       --       --       --
                                                 ------   ------   ------   ------   ------
Net asset value, end of year                     $27.09   $27.35   $26.89   $30.48   $28.23
                                                 ======   ======   ======   ======   ======

Market value, end of year                        $22.63   $22.25   $26.75   $26.81   $23.88
Net assets, end of year ($000's)                111,336  103,791   93,433   96,187   83,302
    Based on net asset value *                   13.62%   16.36%    3.16%   21.18%   21.55%
    Based on market value +                      20.63%   (2.96%)  18.17%   28.19%   15.65%
Ratios/Supplemental Data:
Ratio of expenses to average net assets            1.1%     1.1%     1.1%    1.20%    1.20%
Ratio of net investment income to average
 net assets                                        3.8%     3.0%     3.0%     3.3%     3.9%
Portfolio turnover rate                             93%      72%      55%      71%      70%

* Assumes valuation of the Fund's shares, and reinvestment of dividends, at net asset values.

+ Assumes valuation of the Fund's shares at market price and reinvestment of dividends at actual reinvestment price.

                   See accompanying notes to financial statements.

Notes to Financial Statements

1.  Significant Accounting Policies
Bancroft Convertible Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

(a)  Security Valuation
Investments in securities traded on a national securities exchange are valued at market using the last reported sales price as of the close of regular trading. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean between reported bid and asked prices as of the close of regular trading. Where no closing prices are available, value is determined by management, with the approval of the Board of Directors.

(b)  Securities Transactions and Related Investment Income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

(c)  Federal Income Taxes
It is the policy of the Fund to distribute substantially all of its taxable income within the prescribed time and to otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income or excise taxes is believed necessary.

(d)  Dividends and Distributions to Shareholders
The liability for dividends and distributions payable is recorded on the ex-dividend date.

(e)  Market Risk
It is the Fund's policy to invest the majority of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund's investments include features which render them more sensitive to price changes in their underlying securities. Thus they expose the Fund to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock. The market value of those securities was $18,565,411 at October 31, 2000, representing 16.7% of net assets.

2.  Management Fee and Other Transactions with Affiliates
The management fee is paid to the investment adviser, Davis-Dinsmore Management Company (the "Adviser"). The contract provides for payment of a monthly advisory fee, computed at an annual rate of 3/4 of 1% of the first $100,000,000 and 1/2 of 1% of the excess over $100,000,000 of the Fund's net asset value in such month. The annual fee is subject to reduction to the extent that the ordinary expenses of the Fund (excluding taxes and interest) exceed 1.5% of the first $100,000,000 and 1% of the excess over $100,000,000 of the average of the monthly net asset values of the Fund for the year.

The Adviser furnishes investment advice, office equipment and facilities, and pays the salaries of all executive officers of the Fund, except that the costs associated with personnel and certain non-personnel expenses of the office of the Treasurer, up to a maximum of $25,000 a year, are reimbursed by the Fund. Such reimbursements amounted to $25,000 for the year ended October 31, 2000. The officers of the Fund are also directors, officers or employees of the Adviser, and are compensated by the Adviser.

3.  Capital Stock
At October 31, 2000 there were 4,109,292 shares of $.01 par value common stock outstanding, (9,000,000 shares authorized). During the years ended October 31, 2000 and 1999, 390,415 shares and 319,486 shares were issued in connection with reinvestment of dividends from net investment income and capital gains, resulting in an increase in paid-in capital of $7,930,327 and $7,308,248 respectively. In 2000, 75,900 capital shares were purchased for $1,588,689. The amount paid averaged 22% less than the net asset value of the shares.

A distribution of $3.515 per share, derived from net investment income of 41.9 cents, and net realized gains on investments of $3.096, was declared on November 13, 2000, payable December 28, 2000 to shareholders of record at the close of business November 23, 2000.

4.  Portfolio Activity
Purchases and sales of investments, exclusive of corporate short-term notes, aggregated $96,835,352 and $99,778,407, respectively, for the year ended October 31, 2000.

Report of Independent Accountants

To the Shareholders and Board of Directors of Bancroft Convertible Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets, and the financial highlights, present fairly, in all material respects, the financial position of Bancroft Convertible Fund, Inc. (the "Fund") at October 31, 2000, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
December 6, 2000

Miscellaneous Notes

Additional Services Available to Shareholders of Bancroft Convertible
Fund, Inc.

AUTOMATIC DIVIDEND INVESTMENT PLAN. You may wish to participate in our Automatic Dividend Investment Plan whereby all of the dividends and distributions on your Bancroft shares are automatically invested in additional shares of the Company's stock at the then current market price or net asset value, whichever is lower. When the market price is lower than net asset value, American Stock Transfer & Trust Company
(AST) will take your dividends or distributions in cash, combine them with those of other Plan participants, and purchase shares in the market and thereby take advantage of the lower commissions on larger purchases. When the net asset value is lower than the market price, the participant will receive shares issued by the Company at net asset value. When the Company makes dividends and distributions payable in cash or at the option of all stockholders in common stock, a participant will receive shares of common stock issued by the Company. There is no other charge for this service. Further details regarding the Plan may be found on the Authorization Form on pages 15 and 16 of this report. To join the Plan, fill out and mail the form.

CASH PAYMENT PLAN. Members of the Automatic Dividend Investment Plan may also wish to participate in our Cash Payment Plan which provides a convenient and economical means to increase your investment in the Company's shares. The Cash Payment Plan permits you to send cash payments of between $25 to $5,000 per month to AST, which will be aggregated with the funds of other participants, to purchase additional Bancroft shares. You pay only a service charge ($1.25 per transaction) plus your proportionate share of the brokerage commission which is typically at a savings because your funds are combined with others to take advantage of the reduced commission on larger purchases.

For additional information regarding either of these plans please call American Stock Transfer & Trust Company at (800) 937-5449.

------------------------------------------------------------------------

Important Factors Regarding Forward-Looking Statements

Information contained within the letter to Shareholders constitutes forward-looking statements within the meaning of the Private Securities Litigation Reform Act of 1995. Statements which reflect the intent, belief or expectations of the Company and its management regarding the anticipated effect of events, circumstances and trends should be considered forward-looking statements. These forward-looking statements are not guarantees of future performance and there are a number of meaningful factors which could cause the Company's results to vary materially from those indicated by any such statements. Factors which could cause actual results to differ from expectations include, among others, changes in individuals' savings rates or investment choices, a decline in productivity, an increase in inflation or taxes, stable or increasing interest rates, changes to foreign and domestic markets and economies in general or changes to the market for convertible securities.

Visit us on the Internet at www.bancroftfund.com. The site provides information about the Fund including daily net asset values (NAV), historical dividends and press releases, as well as information about Davis-Dinsmore Management Company, the Fund's adviser. In addition you can email us at info@bcvecf.com.
------------------------------------------------------------------------
Bancroft is a member of the Closed-End Fund Association (CEFA). Its website address is www.cefa.com. CEFA is solely responsible for the content of its website.
------------------------------------------------------------------------
The Company amended its bylaws during fiscal 2000 to include provisions for nominations of directors and proposals by shareholders. For nominations or other business to be properly brought before a meeting of shareholders, a shareholder must provide written notice to the secretary of the Company not later than the close of business on the 90th day nor earlier than the close of business on the 120th day prior to the first anniversary of the preceding year's annual meeting. If a shareholder proposes to nominate an individual for election as a director, such notice must include the business experience of the individual and any other information that may be relevant to the Nominating and Administration Committee's decision of whether to nominate the individual. If the shareholder proposes to bring any other business before the meeting, such notice shall set forth a brief description of the business desired to be brought before the meeting and the shareholder's reasons for proposing such business.

This provision does not affect a shareholder's rights to submit a proposal for consideration for inclusion in the Company's proxy statement pursuant to Rule 14a-8 under the Securities Exchange Act of 1934, as amended.
------------------------------------------------------------------------
Pursuant to Section 23 of the Investment Company Act of 1940, notice is hereby given that the Fund may in the future purchase shares of Bancroft Convertible Fund, Inc. Common Stock from time to time, at such times, and in such amounts, as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares.

Bancroft Convertible Fund, Inc.
Automatic Dividend Investment Plan
Authorization Form
c/o American Stock Transfer & Trust Company
40 Wall Street, 46th Floor
New York, NY 10005

Dear Sirs:

I hold stock certificates, registered in my name, for. . . . . . . . . . .
shares of Common Stock of Bancroft Convertible Fund, Inc. (the
"Company").

I wish to invest all the dividends and distributions paid by the Company on my shares automatically in additional shares from the date hereof until this arrangement is terminated as stated below.

Authorization

You are authorized to act as my agent as follows:

A. Establish an Account in my name.

B. Take into my Account all dividends and distributions paid by the Company on all its Common Stock held in my name now or in the future and on all additional shares of the Company (including fractions) held by you in my Account.

C. Whenever the Company declares a dividend or distribution payable in cash or, at the option of all its shareholders, in Common Stock of the Company at market price or net asset value, whichever is lower, take the dividend or distribution in Common Stock.

D. Whenever the Company declares a dividend or distribution payable in cash or, at the option of the shareholders for whom you act as agent under the Plan, in the Company's Common Stock at net asset value, take the dividend or distribution in Common Stock if the net asset value as determined by the Company as of the close of business on the last trading day preceding the date of payment is lower than (1) the asked price of the Company's Common Stock in the over-the-counter market, as reported by the National Quotation Bureau, if the Common Stock is not listed on a national securities exchange, or (2) the closing market price of the Common Stock on a national securities exchange, on that trading day, plus brokerage commissions, if the Company's Common Stock is listed on such exchange. If the market price is lower, take the dividend or distribution in cash and add it to my Account.

E. As soon as practicable after each cash payment is made to my Account, use the funds in my Account to buy in the over-the-counter market or on a national securities exchange, as the case may be, as many additional full shares of the Company's Common Stock as possible, plus a fractional interest in one share computed to three decimal places.

F. You may mingle the cash in my Account with similar funds of other shareholders of the Company for whom you act as agent under the Plan. The cost of the shares and fractional interest you buy for my Account in connection with a particular dividend or distribution shall be determined by the average cost per share, including brokerage commission, of all shares bought by you for all shareholders for whom you act under the Plan in connection with that dividend or distribution.

G. Whenever you receive or purchase shares or fractional interests for my Account, you will send me confirmation of the transaction as soon as practicable. You will hold such shares and fractional interests as my agent in your name or the name of your nominee. Do not send me stock certificates for full shares until I so request in writing or until my Account is terminated as stated below. You will vote any shares so held for me in accordance with any proxy returned to the Company by me in respect of the shares of which I am a record owner.


H. I understand that there is presently no service charge for your serving as my agent and maintaining my Account. You may, however, charge me for extra services performed at my request. I further understand that the Company reserves the right to amend the Plan in the future to impose a service charge. You will be liable only for willful misconduct or gross negligence in acting as my agent under the Plan.

						(over)

Name and Address

My name as shown on my Common Stock certificate or certificates
(including all names if more than one) and my address, are as follows:

Please Print:
NAME OR NAMES . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

NUMBER AND STREET	. . . . . . . . . . . . . . . . . . . . . . . . . . . .

CITY, STATE AND ZIP CODE. . . . . . . . . . . . . . . . . . . . . . . . .

Stock Certificates

I understand that if I hold more than one Common Stock certificate registered in similar but not identical names or if more than one address is shown for me on the Company's Common Stock records, all my shares of Common Stock must be put into the same name and address prior to signing this authorization if all of them are to be covered by one Account. I understand that additional shares subsequently acquired by me otherwise than through the Plan will be covered by my Account if and when they are registered in the same name and address as the shares in my Account.

Income Tax

I understand that participation in the Plan for automatic investment of dividends and distributions does not relieve me of any income tax which may be payable by me on such dividends and distributions.

Amendments and Change of Agent

I understand that the Company may amend the terms of the Plan and reserves the right to change the agent which acts for all participants in the Plan at any time by giving written notice thereof to each participant at his address as shown on your records. Any such change shall be effective as to all dividends and distributions payable to shareholders of record on any date more than 30 days after mailing of such notice. Further, I understand that the Company in connection with any dividend or distribution will change the price at which shares of its Common Stock are issued to participants in the Plan if the net asset value of the shares is less than 95% of the fair market value of such shares on the last trading day preceding the payment date of any distribution of net investment income or net capital gain, unless the Board obtains a legal opinion from independent counsel that the purchase of shares at net asset value under these circumstances will not have a material adverse effect upon the federal income tax liability of the Company. The Board may not authorize issuance of shares offered to Plan participants only, if such issuance is at a price less than net asset value, without the prior specific approval of the Company's stockholders or of the Securities and Exchange Commission.

Termination

I may terminate this authorization and my Account at any time by delivering written notice to you, such termination to be effective as to all dividends and distributions payable to shareholders of record on any date more than 15 days after receipt of such notice by you. I understand that you or the Company may terminate all authorizations for any reason at any time by sending written notice addressed to participants at their addresses as shown on your records, such termination to be effective as to all dividends and distributions payable to shareholders of record on any date more than 30 days after mailing of such notice. I understand you will terminate my Account if you are informed of the transfer of all shares of the Company's Common Stock registered in my name. Following the date of termination, you shall send me at my address shown on your records a stock certificate or certificates for the full shares held by you in my Account and a check for the value of any fractional interest in my Account based on the market price of the Company's Common Stock on that date.


Signature(s) . . . . . . . . . . . . . . . . . . . . . Date . . . . . . . . . .


Note: If shares are in more than one name, all must sign.

					         (over)

Board of Directors
GORDON F. AHALT            Petroleum Consultant
WILLIAM A. BENTON          Retired Stock Exchange Specialist
ELIZABETH C. BOGAN         Senior Lecturer in Economics at Princeton University
THOMAS H. DINSMORE, C.F.A. Chairman of the Board of Bancroft
DONALD M. HALSTED, JR.     Investor
GEORGE R. LIEBERMAN        Retired Advertising Executive
DUNCAN O. MCKEE            Retired Attorney
JANE D. O'KEEFFE           President of Bancroft
NICOLAS W. PLATT           Public Relations Executive

Officers
THOMAS H. DINSMORE         Chairman of the Board
JANE D. O'KEEFFE           President
SIGMUND LEVINE             Senior Vice President and Secretary
H. TUCKER LAKE             Vice President, Trading
GERMAINE M. ORTIZ          Vice President
GARY I. LEVINE             Treasurer and Assistant Secretary
MERCEDES A. PIERRE         Assistant Treasurer
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Internet
http://www.bancroftfund.com
email: info@bcvecf.com

Investment Adviser
Davis-Dinsmore Management Company
65 Madison Avenue, Morristown, NJ 07960-7308
(973) 631-1177

Shareholder Services and Transfer Agent
American Stock Transfer & Trust Company
40 Wall Street, 46th Floor
New York, NY 10005
(800) 937-5449
www.amstock.com

Common Stock Listing
American Stock Exchange Symbol: BCV

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Bancroft Convertible Fund, Inc.
65 MADISON AVENUE
MORRISTOWN, NEW JERSEY 07960

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